Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2018-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09/30/2020

A.	DATES	Begin	End	# days

1	Payment Date		10/15/2020
2	Collection Period	9/1/2020	9/30/2020	30
3	Monthly Interest Period-Actual	9/15/2020	10/14/2020	30
4	Monthly Interest - Scheduled	9/15/2020	10/14/2020	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	97,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2 Notes	292,000,000.00	-	-	-	-	-	0.0000000
7	Class A-3 Notes	291,000,000.00	-	-	-	-	-	0.0000000
8	Class A-4 Notes	80,774,000.00	13,439,795.81	-	-	13,439,795.81	-	0.0000000
9	Total Class A Notes	760,774,000.00	13,439,795.81	-	-	13,439,795.81	-
10	Class B Notes	39,794,000.00	39,794,000.00	-	-	29,316,718.19	10,477,281.81	0.2632880

11	Total Notes	$800,568,000.00	53,233,795.81	$0.00	$0.00	$42,756,514.00	10,477,281.81

	Overcollateralization
12	Exchange Note	42,135,991.43	12,182,870.32				9,617,479.48
13	Series 2018-A Notes	93,633,776.83	137,631,172.60				140,196,563.44

14	Total Overcollateralization	135,769,768.26	149,814,042.92				149,814,042.92
15	Total Target Overcollateralization	$149,814,042.92	149,814,042.92				149,814,042.92

					Per $1000	Principal	Per $1000	Interest
		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
16	Class A-1 Notes		1.95000%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes		2.59000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-3 Notes		2.83000%	0.00	0.0000000	0.00	0.0000000	0.00
19	Class A-4 Notes		2.94000%	32,927.50	0.4076497	13,439,795.81	166.3876471	0.00
20	Total Class A Notes			32,927.50	0.0432816	13,439,795.81	17.6659505	0.00
21	Class B Notes		3.06000%	101,474.70	2.5500000	29,316,718.19	736.7120217	0.00

22	Totals			134,402.20	0.1678836	42,756,514.00	53.4077230	0.00

		Initial Balance	Beginning Balance	Ending Balance
23	Exchange Note Balance	894,201,776.83	190,864,968.41	150,673,845.25

	Reference Pool Balance Data	Initial	Current
24	Discount Rate	6.50%	6.50%
25	Aggregate Securitization Value	936,337,768.26	160,291,324.73
26	Aggregate Base Residual Value (Not Discounted)	677,000,005.72	153,448,784.52

	Turn-in Units	Units	Securitization Value	Percentage
27	Vehicles Scheduled to Return in Current Month	3,092	15,060,618.56
28	Turn-in Ratio on Scheduled Terminations			48.67%

		Units	Securitization Value
29	Securitization Value — Beginning of Period	9,983	203,047,838.73
30	Depreciation/Payments		(1,542,563.43)
31	Gross Credit Losses	(32)	(587,510.86)
32	Early Terminations — Regular	(2)	(51,381.39)
33	Scheduled Terminations — Returned	(1,319)	(21,968,721.59)
34	Payoff Units & Lease Reversals	(891)	(18,606,336.73)
35	Repurchased Leases	-	-

36	Securitization Value - End of Period	7,739	160,291,324.73

World Omni Automobile Lease Securitization Trust 2018-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09/30/2020

C.	SERVICING FEE
37	Servicing Fee Due	169,206.53

38	Unpaid Servicing Fees - Prior Collection Periods	0.00

39	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(37,934.45)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
40	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,681,688.84
41	Beginning Reserve Account Balance	4,681,688.84
42	Ending Reserve Account Balance	4,681,688.84

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
43	Total Active Units (Excluding Inventory)	6,132	97.29%	133,501,523.73
44	31 - 60 Days Delinquent	134	2.12%	2,690,919.47
45	61 - 90 Days Delinquent	27	0.43%	556,249.11
46	91 -120 Days Delinquent	10	0.16%	202,214.18
47	121+ Days Delinquent	0	0.00%	0.00

48	Total	6,303	100.00%	136,950,906.49

49	Total 61+ Delinquent as % End of Period Securitization Value	0.47%
50	Delinquency Trigger Occurred	NO

51	Prepayment Speed (1 Month)	1.43%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts
52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	1,321	22,020,102.98
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(25,476,581.83)
54	Less: Excess Wear and Tear Received in Current Period		(186,668.47)
55	Less: Excess Mileage Received in Current Period		(164,507.41)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(3,807,654.73)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio		-22.50%
58	Prior Period Net Residual Losses/(Gains) Ratio		-25.81%
59	Second Prior Period Net Residual Losses/(Gains) Ratio		-29.02%
60	Third Prior Period Net Residual Losses/(Gains) Ratio		-14.70%
61	Four Month Average		-23.01%

62	Beginning Cumulative Net Residual Losses		(22,844,773.89)
63	Current Period Net Residual Losses		(3,807,654.73)

64	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		(26,652,428.62)

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-2.85%

	Credit Losses:	Units	Amounts
66	Aggregate Securitization Value on charged-off units	32	587,510.86
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(595,059.49)

68	Current Period Net Credit Losses/(Gains)		(7,548.63)

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio		-0.04%
70	Prior Period Net Credit Losses/(Gains) Ratio		-0.37%
71	Second Prior Period Net Credit Losses/(Gains) Ratio		0.67%
72	Third Prior Period Net Credit Losses/(Gains) Ratio		1.46%
73	Four Month Average		0.43%

74	Beginning Cumulative Net Credit Losses		7,157,077.08
75	Current Period Net Credit Losses		(7,548.63)

76	Ending Cumulative Net Credit Losses		7,149,528.45

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.76%

World Omni Automobile Lease Securitization Trust 2018-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 09/30/2020

F.	EXCHANGE NOTE COLLECTION ACCOUNT

COLLECTED AMOUNTS

78	Lease Payments Received	2,483,961.28
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	25,766,221.71
80	Liquidation Proceeds, Recoveries & Expenses	593,653.05
81	Insurance Proceeds	1,406.44
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	61,536.00
83	Payoff Payments	21,082,080.06
84	All Other Payments Received	-

85	Collected Amounts	49,988,858.54

86	Investment Earnings on Collection Account	6,431.71

87	Total Collected Amounts - Available for Distribution	49,995,290.25

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

88	Servicing Fee	169,206.53
89	Interest on the Exchange Note - to the Trust Collection Account	486,705.67
90	Principal on the Exchange Note - to the Trust Collection Account	40,191,123.16
91	Trust Collection Account Shortfall Amount - to the Trust Collection Account	7,095,913.72
92	Remaining Funds Payable to Trust Collection Account	2,052,341.17

93	Total Distributions	49,995,290.25

G.	TRUST COLLECTION ACCOUNT

AVAILABLE FUNDS

94	Available Funds	52,435,083.72

95	Investment Earnings on Reserve Account	575.65

96	Reserve Account Draw Amount	0.00

97	Total Available Funds - Available for Distribution	52,435,659.37

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

98	Administration Fee	8,460.33
99	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
100	Class A Noteholders' Interest Distributable Amount	32,927.50
101	Noteholders' First Priority Principal Distributable Amount	-
102	Class B Noteholders' Interest Distributable Amount	101,474.70
103	Noteholders' Second Priority Principal Distributable Amount	-
104	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
105	Noteholders' Regular Principal Distributable Amount	42,756,514.00
106	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
107	Remaining Funds Payable to Certificateholders	9,536,282.84
108	Retained Amounts	-

109	Total Distributions	52,435,659.37

The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.